TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before Income Taxes		$ 3,982	$ 5,256	$ 2,525
Statutory tax rate in Israel		25.00%	26.50%	26.50%
Theoretical taxes on income		$ 996	$ 1,393	$ 669
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate		618	224	457
Reduced tax rate on income derived from "Preferred Enterprises" plans		75	146	156
Exempt income (Bargain purchase)			(1,281)
Earnings from foreign subsidiaries	[1]	2,685
Valuation allowance		(40)	(75)	(100)
Tax in respect of prior years		(151)	(12)	(44)
Other adjustments		(200)	130
Permanent differences		(118)	119	222
Taxes on income as reported in the statements of income		$ 3,865	$ 644	$ 1,360

[1]	During 2016, the Company recorded an accrual that related to a deferred tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.